Related parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [Abstract]
Related parties
31.

Related parties
A.

Transactions with key management personnel
Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.

Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.
In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 25). Senior management and directors also participate in the Company’s share-based compensation plans (note 24).
Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.
Compensation for key management personnel was comprised of:
2021 2020
Short-term employee benefits $ 20,663 $ 21,676
Share-based compensation (a) 34,639 26,230
Post-employment benefits 6,188 6,041
Termination

benefits
161 430
Total $ 61,651 $ 54,377
(a) Excludes deferred share units held by directors (see note 24).
B.

Other related party transactions
Cameco purchases uranium concentrates from JV Inkai. For the year ended December 31, 2021, Cameco had purchases of
$ 233,621,000

($
185,763,000

(US)) (2020 - $
148,169,000

($
111,886,000

(US))). Cameco received a cash dividend from JV
Inkai of $ 50,128,000

($
40,286,000

(US)) (2020 - $
54,404,000

($
40,621,000

(US))).